General Information	6 Months Ended
Jun. 30, 2019
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General Information
2.5.1	General information

Celyad is a clinical-stage biopharmaceutical company focused on the development of specialized CAR-T cell-based product candidates and utilizes its expertise in cell engineering to target cancer. Celyad’s CAR-T cell platform has the potential to treat a broad range of solid and hematologic tumors. The company’s lead clinical candidate, CYAD-01, an autologous NKG2D-based CAR-T therapy, is currently being evaluated in several Phase 1 clinical trials to assess safety and clinical activity for the treatment of hematological malignancies, such as acute myeloid leukemia, and solid cancers, such as metastatic colorectal cancer. Celyad is also developing CYAD-101, an investigational, non-gene edited, allogeneic (donor derived) NKG2D-based CAR-T therapy, which is currently being evaluated in a Phase 1 trial for the treatment of patients with metastatic colorectal cancer. Celyad SA was incorporated on July 24, 2007 under the name “Cardio3 BioSciences”. Celyad is a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2, B-1435 Mont-Saint-Guibert, Belgium (company number 0891.118.115). The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) are listed on the NASDAQ Global Market, all under the ticker symbol CYAD.

The Company has three fully owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad Inc. and Corquest Medical, Inc.).

The interim condensed consolidated financial statements have been approved for issuance by the Company’s Board of Directors on August 22, 2019, but have not been audited.

The interim report is available to the public free of charge and upon request to the above-mentioned address or via the Company’s website (http://www.celyad.com/investors).